Property and Equipment	6 Months Ended
Sep. 30, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

Description	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total
As at March 31, 2021	1,160,772	337	754	17,419	1,113	1,180,395
Additions	—	—	—	—	—	—
Derecognised on ‘Disposals	(1,160,772)	(337)	(754)	(17,419)	(1,113)	(1,180,395)
Adjustments
Exchange differences
Acquisition through business combination
As at 30 September, 2021	—	—	—	—	—	—
As at March 31, 2021	1,160,772	337	754	17,419	1,113	1,180,395
Additions	—	—	—	—	—	—
Derecognised on ‘Disposals	(1,160,772)	(337)	(754)	(17,419)	(1,113)	(1,180,395)
Adjustments
Exchange differences
Acquisition through business combination
As at 31 March, 2022	—	—	—	—	—	—
Additions	28,578	—	—	620	670	29,868
Derecognised on ‘Disposals	—	—	—	—	—	—
Adjustments
Exchange differences
Acquisition through business combination
As at 30 September, 2022	28,578	—	—	620	670	29,868
As at March 31, 2021	232,822	89	139	6,887	227	240,164
Charge for the year	—	—	—	—	—	—
Derecognised on ‘Disposals	(232,822)	(89)	(139)	(6,887)	(227)	(240,164)
Acquisition through business combination
As at 30 September, 2021	—	—	—	—	—	—
Description	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total
As at March 31, 2021	232,822	89	139	6,887	227	240,164
Charge for the year	—	—	—	—	—	—
Derecognised on ‘Disposals	(232,822)	(89)	(139)	(6,887)	(227)	(240,164)
Acquisition through business combination
As at 31 March, 2022	—	—	—	—	—	—
Charge for the year	—	—	—	—	—	—
Derecognised on ‘Disposals	—	—	—	—	—	—
Acquisition through business combination
As at 30 September, 2022	—	—	—	—	—	—

Net block as at 30 September, 2021	—	—	—	—	—	—
Net block as at 31 March, 2022	—	—	—	—	—	—
Net block as at 30 September, 2022	—	—	—	—	—	—